COLUMBIA FUNDS VARIABLE INSURANCE TRUST

COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES

(THE “FUND”)

SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2007

Effective October 2007, John Wilson was named Head of the Large Cap Growth Team for Columbia Management.

References to Mr. Wilson’s managerial responsibilities with respect to the Fund, as cited within the section of the prospectus entitled “Trust Management Organizations: Portfolio Managers and Investment Sub-Advisor,” are hereby amended to indicate that Mr. Wilson is lead manager of the sleeve of the Fund investing in large-cap growth stocks.

October 31, 2007

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

(THE “FUND”)

SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2007

Effective October 2007, John Wilson was named Head of the Large Cap Growth Team for Columbia Management.

References to Mr. Wilson’s managerial responsibilities with respect to the Fund, as cited within the section of the prospectus entitled “Trust Management Organizations: Portfolio Managers and Investment Sub-Advisor,” are hereby amended to indicate that Mr. Wilson is lead manager of the Fund.

October 31, 2007